STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,272,625)	$ (2,582,907)	$ (11,587,187)	$ (9,461,452)
Depreciation	3,069	2,908	10,475	10,475
Amortization of debt discount	0	0	0	585,324
Change in derivative liabilities	373,611	268,425	422,908	(3,113,580)
Equity based compensation	560,746	1,119,319	5,999,750	7,968,036
Fair value of issued warrant to acquire research and development	543,927	0	0	0
Prepaid expenses	(27,514)	20,017	(102,955)	44,229
Accounts payable	209,466	4,314	149,661	(333,494)
Stock based payable	0		0	(226,305)
Deferred rent payable	(521)	303	(104)	3,016
Net cash used in operating activities	(1,609,841)	(1,167,621)	(5,107,452)	(4,523,751)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(1,620)	0	(16,255)	(15,863)
Payment of long term deposit	0		0	(2,612)
Net cash used in investing activity	(1,620)	0	(16,255)	(18,475)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock	1,799,692	352,000	5,226,368	4,759,798
Proceeds from sale of Series C preferred stock	0		0	450,000
Proceeds from exercise of options	0		0	20,900
Proceeds from exercise of warrants	0		0	24,981
Net cash provided by financing activities	1,799,692	352,000	5,226,368	5,255,679
Net increase in cash and cash equivalents	188,231	(815,621)	102,661	713,453
Cash and cash equivalents, beginning of the period	1,055,895	953,234	953,234	239,781
Cash and cash equivalents, end of the period	1,244,126	137,613	1,055,895	953,234
Cash paid during the period for interest	0	0	0	1,298
Cash paid during the period for income taxes	0	0	0	0
Series C Preferred Stock [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Common stock issued upon conversion preferred stock and accrued dividends	0	80,248	491,423	2,146,302
Reclassify derivative liability to equity	0	11,938	103,096	639,467
Embedded Derivative Financial Instruments [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Change in derivative liabilities	8,570		106,873
CASH FLOWS FROM FINANCING ACTIVITIES:
Reclassify derivative liability to equity	$ 0	$ 0	0	265,955
Embedded Derivative Financial Instruments [Member] | Series C Preferred Stock [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Reclassify derivative liability to equity			$ 103,096	$ 639,467